REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE
Schedule of analysis of revenue

The analysis of revenue for the years ended 31 December 2025, 2024 and 2023 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023

Sales of goods	57,102,793	50,494,375	49,803,049
Delivery service revenues	12,355,750	10,295,632	6,845,662
Marketplace revenues (*)	9,874,466	9,491,687	8,478,435
Other revenues (**)	5,318,811	4,387,878	2,071,609

Revenues	84,651,820	74,669,572	67,198,755

(*)Marketplace revenues mainly consist of marketplace commission and other contractual charges to the merchants.

(**)Other revenues mainly include advertising revenues amounting to TRY2,130,834 thousand (2024: TRY1,761,384 thousand; 2023: TRY1,056,688 thousand), subscription service revenues amounting to TRY1,678,359 thousand (2024:TRY1,311,733 thousand; 2023: TRY376,519 thousand) and interest revenues and other commissions.